Eaton Vance

Core Bond Fund

March 31, 2021 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Core Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2021, the value of the Fund’s investment in the Portfolio was $150,836,326 and the Fund owned 27.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 12.2%

Security	Principal Amount (000’s omitted)	Value
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$711	$763,611
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	505	505,690
Canyon Capital CLO, Ltd.:
Series 2016-1A, Class BR, 1.941%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	1,000,567
Series 2016-1A, Class DR, 3.041%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	984,763
Carlyle Global Market Strategies CLO, Ltd.:
Series 2014-3RA, Class A2, 1.763%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	997,852
Series 2014-3RA, Class C, 3.163%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	955,661
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,665	2,678,005
Conn’s Receivables Funding, LLC, Series 2019-A, Class A, 3.40%, 10/16/23(1)	66	66,037
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/51(1)	519	515,904
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	330	351,324
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,128	1,203,257
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	277	287,822
Dryden Senior Loan Fund, Series 2018-55A, Class D, 3.091%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	983,188
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	963	989,454
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	651	662,455
Hertz Fleet Lease Funding, L.P., Series 2017-1, Class A2, 2.13%, 4/10/31(1)	63	62,787
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,535	1,519,139
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,573	1,619,585
Jersey Mike’s Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,039	1,103,675
LL ABS Trust:
Series 2019-1A, Class A, 2.87%, 3/15/27(1)	285	285,424
Series 2020-1A, Class A, 2.33%, 1/17/28(1)	453	455,957
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	358	346,978
MelTel Land Funding, LLC, Series 2019-1A, Class B, 4.701%, 4/15/49(1)	985	1,039,980
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,370	1,381,648
OneMain Financial Issuance Trust:
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	205	205,285
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	2,306	2,315,260
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	419	419,096
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,974	1,983,744
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,027	987,555
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	560	574,895
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	653	670,753
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,458	4,617,654
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	238	237,975
Series 2020-A, Class A, 2.62%, 12/15/26(1)	431	432,574
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	2,540	2,643,408
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	2,007	2,026,476

Security	Principal Amount (000’s omitted)	Value
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	$8,729	$9,314,356
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	774,068
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	282	279,491
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,516	2,522,214
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	223	223,543
Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,050	1,061,892
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	3,680	3,745,885
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	288	289,542
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	361	363,456
Towd Point Asset Trust, Series 2018-SL1, Class A, 0.709%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	3,202	3,183,890
Upland CLO, Ltd., Series 2016-1A, Class CR, 3.124%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	972,461
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,149	1,197,823
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,186,014
Voya CLO, Ltd., Series 2018-2A, Class B1, 1.791%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	997,967
Willis Engine Structured Trust:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	987	814,612
Series 2020-A, Class C, 6.657%, 3/15/45(1)	322	224,106

Total Asset-Backed Securities (identified cost $65,397,326)		$66,026,758

U.S. Government Agency Mortgage-Backed Securities — 11.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$446	$501,562
Pool #C03490, 4.50%, 8/1/40	303	340,477
Pool #C09031, 2.50%, 2/1/43	1,067	1,104,943
Pool #G07589, 5.50%, 6/1/41	1,675	1,945,843
Pool #G08596, 4.50%, 7/1/44	467	520,115
Pool #G08670, 3.00%, 10/1/45	672	706,845
Pool #G08701, 3.00%, 4/1/46	951	1,000,168
Pool #G60608, 4.00%, 5/1/46	2,041	2,237,738
Pool #G60761, 3.00%, 10/1/43	1,075	1,141,758
Pool #Q17453, 3.50%, 4/1/43	1,131	1,228,307
Pool #Q34310, 3.50%, 6/1/45	818	880,324
Pool #Q40264, 3.50%, 5/1/46	702	752,848
Pool #Q45051, 3.00%, 12/1/46	2,118	2,241,006
Pool #Q46889, 3.50%, 3/1/47	1,489	1,604,704
Pool #Q47999, 4.00%, 5/1/47	1,952	2,137,552
Pool #ZT0383, 3.50%, 3/1/48	907	961,180

		$19,305,370

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
30-Year, 2.50%, TBA(3)	$20,800	$21,345,186
30-Year, 3.00%, TBA(3)	5,325	5,547,571
Pool #AB3678, 3.50%, 10/1/41	2,391	2,603,723
Pool #AL7524, 5.00%, 7/1/41	495	569,822
Pool #AS3892, 4.00%, 11/1/44	640	703,353
Pool #AS5332, 4.00%, 7/1/45	616	675,926
Pool #AS6014, 4.00%, 10/1/45	385	422,740
Pool #BA0891, 3.50%, 1/1/46	1,379	1,479,983
Pool #BA3938, 3.50%, 1/1/46	876	941,321
Pool #BD1183, 3.50%, 12/1/46	477	511,553
Pool #BE2316, 3.50%, 1/1/47	1,683	1,799,507
Pool #BM1144, 2.50%, 3/1/47	1,214	1,252,541
Pool #MA1789, 4.50%, 2/1/44	461	512,342
Pool #MA2653, 4.00%, 6/1/46	1,032	1,129,724

		$39,495,292

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,360	$1,492,775
Pool #CB2653, 2.50%, 3/20/51	1,650	1,709,610

		$3,202,385

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $60,874,639)		$62,003,047

Collateralized Mortgage Obligations — 5.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.609%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$1,090	$1,112,614
Series 2018-DNA1, Class M2AT, 1.159%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	1,257	1,254,596
Series 2019-DNA3, Class M2, 2.159%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,879	1,878,583
Series 2019-DNA4, Class M2, 2.059%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	972	973,552
Series 2020-DNA2, Class M1, 0.859%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	1,080	1,083,025
Series 2020-DNA4, Class M1, 1.609%, (1 mo. USD LIBOR + 1.50%), 8/25/50(1)(2)	76	76,155
Series 2020-DNA5, Class M1, 1.31%, (SOFR + 1.30%), 10/25/50(1)(2)	365	366,726
Series 2020-DNA5, Class M2, 2.81%, (SOFR + 2.80%), 10/25/50(1)(2)	470	474,192
Series 2020-DNA6, Class M2, 2.01%, (SOFR + 2.00%), 12/25/50(1)(2)	1,215	1,212,730

		$8,432,173

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$127	$142,834
Series 2011-135, Class PK, 4.50%, 5/25/40	400	413,996
Series 2013-6, Class HD, 1.50%, 12/25/42	111	112,444
Series 2014-70, Class KP, 3.50%, 3/25/44	653	694,820
Series 2018-M4, Class A2, 3.046%, 3/25/28(4)	770	844,391
Series 2019-M1, Class A2, 3.555%, 9/25/28(4)	4,745	5,352,191
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,004	5,284,614
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,650,318

		$17,495,608

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.359%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$967	$997,797
Series 2014-C02, Class 1M2, 2.709%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	985	970,612
Series 2014-C02, Class 2M2, 2.709%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	481	487,164
Series 2014-C03, Class 1M2, 3.109%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	674	665,755
Series 2014-C03, Class 2M2, 3.009%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	889	900,581
Series 2017-C06, Class 1M2, 2.759%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	940	950,295
Series 2018-R07, Class 1M2, 2.509%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	548	549,701
Series 2019-R05, Class 1M2, 2.109%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	180	180,524
Series 2020-R01, Class 1M1, 0.909%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(2)	83	83,629

		$5,786,058

Total Collateralized Mortgage Obligations (identified cost $31,103,400)		$31,713,839

Commercial Mortgage-Backed Securities — 7.8%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(4)	$3,325	$2,871,862
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	1,635	1,314,391
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.76%, (SOFR + 1.75%), 3/25/31(1)(2)	550	552,604
Series 2021-1A, Class M1B, 2.21%, (SOFR + 2.20%), 3/25/31(1)(2)	390	391,324
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.026%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	3,122	3,128,270
Series 2019-XL, Class B, 1.186%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	1,241	1,243,478
CFCRE Commercial Mortgage Trust:
Series 2016-C7, Class C, 4.428%, 12/10/54(4)	1,250	1,185,302
Series 2016-C7, Class D, 4.428%, 12/10/54(1)(4)	2,000	1,811,241
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 2.606%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	2,904,431
COMM Mortgage Trust, Series 2014-CR21, Class C, 4.423%, 12/10/47(4)	500	510,637
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class C, 4.393%, 12/15/49(4)	1,775	1,557,807
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.859%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,260	1,311,784
Home Re, Ltd., Series 2021-1, Class M1B, 1.659%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	1,135	1,138,687
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.554%, 9/15/47(1)(4)	990	730,462
Series 2014-C25, Class D, 3.951%, 11/15/47(1)(4)	1,960	1,556,643
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class D, 5.425%, 8/15/46(1)(4)	2,000	1,802,924
Series 2012-CIBX, Class AS, 4.271%, 6/15/45	3,325	3,440,238
Series 2013-C13, Class D, 4.078%, 1/15/46(1)(4)	2,000	2,046,741
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.748%, 5/15/49(4)(5)	993	1,037,057

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(5)	$1,745	$995,296
Series 2019-BPR, Class A, 1.506%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	2,521	2,454,191
Motel 6 Trust, Series 2017-MTL6, Class D, 2.256%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	415	415,859
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 2.306%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,439,519
Provident Funding Mortgage Trust, Series 2020-1, Class A3, 3.00%, 2/25/50(1)	141	142,738
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336%to 4/25/21, 8/25/21(1)(6)	647	650,139
Series 2020-1, Class A1, 2.734%to 1/25/23, 3/25/23(1)(6)	730	739,897
VMC Finance, LLC, Series 2018-FL2, Class A, 1.028%, (1 mo. USD LIBOR + 0.92%), 10/15/35(1)(2)	493	493,788
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class C, 4.545%, 9/15/58(4)	900	946,965
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	399,271

Total Commercial Mortgage-Backed Securities (identified cost $44,227,782)		$42,213,546

Corporate Bonds — 39.6%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.5%
Azul Investments LLP, 5.875%, 10/26/24(1)	$221	$195,160
Delta Air Lines, Inc.:
3.625%, 3/15/22	914	924,351
7.375%, 1/15/26	1,436	1,680,805

		$2,800,316

Automotive — 0.8%
General Motors Co.:
4.20%, 10/1/27	$2,383	$2,618,126
5.40%, 4/1/48	1,563	1,855,624

		$4,473,750

Banks — 15.6%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	$2,150	$2,224,734
Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,255,212
Bank of America Corp.:
1.898% to 7/23/30, 7/23/31(7)	2,400	2,256,315
1.922% to 10/24/30, 10/24/31(7)	1,806	1,701,032
2.881% to 4/24/22, 4/24/23(7)	1,425	1,459,320
3.124% to 1/20/22, 1/20/23(7)	2,420	2,471,883
3.30%, 1/11/23	1,237	1,299,890
3.499% to 5/17/21, 5/17/22(7)	1,005	1,008,757
3.974% to 2/7/29, 2/7/30(7)	807	896,591
Bank of Nova Scotia (The), 1.625%, 5/1/23	1,849	1,896,252
BankUnited, Inc., 5.125%, 6/11/30	1,020	1,152,922
Barclays PLC:
2.852% to 5/7/25, 5/7/26(7)	2,585	2,708,696
4.836%, 5/9/28	1,610	1,796,047

Security	Principal Amount (000’s omitted)	Value
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	$1,165	$1,168,641
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	937,374
Capital One Financial Corp.:
3.30%, 10/30/24	3,227	3,480,927
3.75%, 4/24/24	700	757,860
Citigroup, Inc.:
2.666% to 1/29/30, 1/29/31(7)	912	917,385
3.106% to 4/8/25, 4/8/26(7)	1,447	1,545,788
3.668% to 7/24/27, 7/24/28(7)	1,685	1,843,798
3.70%, 1/12/26	1,000	1,099,775
3.887% to 1/10/27, 1/10/28(7)	909	999,937
4.00% to 12/10/25(7)(8)	1,090	1,103,352
4.075% to 4/23/28, 4/23/29(7)	1,855	2,064,964
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	1,050	1,084,384
3.61% to 9/12/29, 9/12/34(1)(7)	982	1,017,175
Deutsche Bank AG/New York, NY, 2.222% to 9/18/23, 9/18/24(7)	1,516	1,557,055
Discover Bank, 4.682% to 8/9/23, 8/9/28(7)	1,193	1,273,426
Discover Financial Services:
3.95%, 11/6/24	490	534,418
6.125% to 6/23/25 (7)(8)	1,112	1,238,490
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23(7)	1,909	1,965,778
3.75%, 2/25/26	970	1,066,291
3.85%, 1/26/27	1,510	1,657,142
5.75%, 1/24/22	951	992,563
HSBC Holdings PLC, 2.357% to 8/18/30, 8/18/31(7)	982	945,841
International Bank for Reconstruction & Development, 0.14%, (SOFR + 0.13%), 1/13/23(2)	2,756	2,757,813
JPMorgan Chase & Co.:
0.59%, (SOFR + 0.58%), 3/16/24(2)	2,339	2,347,318
2.522% to 4/22/30, 4/22/31(7)	1,500	1,498,046
2.739% to 10/15/29, 10/15/30(7)	3,235	3,291,534
2.956% to 5/13/30, 5/13/31(7)	634	646,494
3.782% to 2/1/27, 2/1/28(7)	1,000	1,103,052
5.625%, 8/16/43	628	836,362
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(7)	1,661	1,721,142
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(7)	1,454	1,394,097
3.624%, 6/3/30(1)	970	993,571
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(7)	1,294	1,291,214
PPTT, 2006-A GS, Class A, 5.809% (1)(8)(9)	259	276,307
Santander Holdings USA, Inc.:
3.45%, 6/2/25	1,788	1,917,941
4.50%, 7/17/25	712	789,157
Standard Chartered PLC:
1.319% to 10/14/22, 10/14/23(1)(7)	800	806,080
1.456% to 1/14/26, 1/14/27(1)(7)	808	789,606
6.00% to 7/26/25(1)(7)(8)	955	1,039,852
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(7)	2,450	2,471,408
4.00% to 10/29/25, 10/29/30(7)	940	992,414
Synovus Financial Corp., 3.125%, 11/1/22	622	643,157

Security	Principal Amount (000’s omitted)	Value
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(7)	$1,185	$1,171,430
5.10% to 3/1/30 (7)(8)	1,427	1,559,426
UBS Group AG:
1.364% to 1/30/26, 1/30/27(1)(7)	473	466,440
2.095% to 2/11/31, 2/11/32(1)(7)	1,652	1,564,029
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(7)	966	917,845

		$84,665,750

Building Materials — 0.7%
Cemex SAB de CV, 7.375%, 6/5/27(1)	$277	$314,049
Owens Corning, 3.95%, 8/15/29	2,462	2,712,191
Vulcan Materials Co., 4.50%, 6/15/47	479	543,787

		$3,570,027

Chemicals — 0.4%
Alpek SAB de CV:
3.25%, 2/25/31(1)	$1,200	$1,188,468
4.25%, 9/18/29(1)	920	974,832

		$2,163,300

Commercial Services — 1.1%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$1,882,716
Block Financial, LLC, 3.875%, 8/15/30	1,362	1,406,387
Ford Foundation (The), 2.415%, 6/1/50	650	589,276
Western Union Co. (The), 6.20%, 11/17/36	1,545	1,910,538

		$5,788,917

Computers — 0.9%
DXC Technology Co.:
4.125%, 4/15/25	$937	$1,019,707
4.25%, 4/15/24	229	248,259
4.75%, 4/15/27	397	443,553
Seagate HDD Cayman:
3.375%, 7/15/31(1)	870	837,549
4.091%, 6/1/29(1)	463	472,677
5.75%, 12/1/34	1,473	1,673,718

		$4,695,463

Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$1,246	$1,340,815
6.50%, 7/15/25	742	865,331
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,810	1,882,841
Air Lease Corp.:
2.875%, 1/15/26	700	726,811
3.375%, 6/1/21	700	703,213
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,140	1,172,062
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,000	3,070,455
Brookfield Finance, LLC, 3.45%, 4/15/50	1,943	1,844,107
CI Financial Corp., 3.20%, 12/17/30	1,403	1,396,765

Security	Principal Amount (000’s omitted)	Value
Ford Motor Credit Co., LLC:
1.048%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	$705	$705,000
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,558,600
2.979%, 8/3/22	2,203	2,238,799
4.14%, 2/15/23	300	310,770
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	1,369,031
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.:
4.50%, 3/15/27(1)	432	478,679
4.875%, 4/15/45(1)	1,157	1,194,608
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,523,354
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(7)	611	648,557

		$23,029,798

Electric Utilities — 0.3%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,086,599
ITC Holdings Corp., 4.05%, 7/1/23	680	726,524
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	40,138

		$1,853,261

Electrical and Electronic Equipment — 1.1%
Jabil, Inc.:
3.00%, 1/15/31	$2,773	$2,757,385
3.60%, 1/15/30	2,207	2,314,708
4.70%, 9/15/22	959	1,014,295

		$6,086,388

Energy — 0.3%
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)	$1,341	$1,403,386

		$1,403,386

Foods — 0.9%
Kraft Heinz Foods Co., 4.375%, 6/1/46	$1,557	$1,631,365
Smithfield Foods, Inc.:
2.65%, 10/3/21(1)	1,304	1,314,151
3.00%, 10/15/30(1)	210	209,237
3.35%, 2/1/22(1)	1,482	1,512,497

		$4,667,250

Health Care — 0.6%
Centene Corp.:
2.50%, 3/1/31	$1,583	$1,513,775
3.375%, 2/15/30	784	792,573
4.25%, 12/15/27	798	840,395

		$3,146,743

Insurance — 0.6%
Athene Global Funding, 2.45%, 8/20/27(1)	$2,795	$2,830,760
Principal Financial Group, Inc., 4.30%, 11/15/46	534	609,400

		$3,440,160

Security	Principal Amount (000’s omitted)	Value
Machinery — 0.9%
Flowserve Corp., 3.50%, 10/1/30	$695	$707,739
nVent Finance S.a.r.l., 4.55%, 4/15/28	2,700	2,862,445
Valmont Industries, Inc., 5.25%, 10/1/54	1,248	1,386,991

		$4,957,175

Media — 1.6%
Charter Communications Operating, LLC/Charter Communications Operating Capital:
2.80%, 4/1/31	$1,269	$1,253,444
4.80%, 3/1/50	2,895	3,112,925
Comcast Corp.:
2.45%, 8/15/52	2,146	1,838,770
4.70%, 10/15/48	613	759,327
Discovery Communications, LLC, 5.20%, 9/20/47	1,321	1,568,513

		$8,532,979

Miscellaneous Manufacturing — 0.1%
Hexcel Corp., 4.20%, 2/15/27	$748	$783,179

		$783,179

Oil and Gas — 0.8%
National Fuel Gas Co., 2.95%, 3/1/31	$1,707	$1,645,876
NOV, Inc., 3.60%, 12/1/29	961	968,215
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,718,020

		$4,332,111

Other Revenue — 0.6%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$3,003,836

		$3,003,836

Pharmaceuticals — 0.6%
CVS Health Corp.:
3.00%, 8/15/26	$1,236	$1,322,326
4.30%, 3/25/28	1,816	2,063,435

		$3,385,761

Pipelines — 0.3%
Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	$1,851	$1,847,612

		$1,847,612

Real Estate Investment Trusts (REITs) — 1.3%
Digital Realty Trust, L.P., 3.70%, 8/15/27	$1,272	$1,403,408
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	977	967,083
5.00%, 7/15/28(1)	339	347,055
Newmark Group, Inc., 6.125%, 11/15/23	2,890	3,177,709
SITE Centers Corp., 3.625%, 2/1/25	874	913,596

		$6,808,851

Retail-Specialty and Apparel — 1.1%
7-Eleven, Inc., 0.80%, 2/10/24(1)	$1,478	$1,473,736
Macy’s Retail Holdings, LLC, 2.875%, 2/15/23	1,182	1,192,875
Nordstrom, Inc.:
4.25%, 8/1/31(1)(10)	299	299,385
4.375%, 4/1/30	1,040	1,065,841
5.00%, 1/15/44	1,835	1,784,645

		$5,816,482

Security	Principal Amount (000’s omitted)	Value
Technology — 0.1%
Western Digital Corp., 4.75%, 2/15/26	$690	$761,553

		$761,553

Telecommunications — 2.2%
AT&T, Inc.:
3.55%, 9/15/55(1)	$1,251	$1,146,985
3.65%, 6/1/51	2,875	2,785,682
3.65%, 9/15/59(1)	372	340,706
3.80%, 12/1/57(1)	2,258	2,152,374
SES GLOBAL Americas Holdings GP, 5.30%, 3/25/44(1)	661	745,329
SES S.A., 5.30%, 4/4/43(1)	393	434,865
T-Mobile USA, Inc.:
2.25%, 11/15/31(1)	278	264,461
2.55%, 2/15/31(1)	646	633,687
2.625%, 4/15/26	1,979	2,019,916
4.50%, 4/15/50(1)	1,511	1,698,575

		$12,222,580

Transportation — 0.5%
FedEx Corp., 4.55%, 4/1/46	$500	$567,818
SMBC Aviation Capital Finance DAC:
3.00%, 7/15/22(1)	914	936,612
3.55%, 4/15/24(1)	1,200	1,275,669

		$2,780,099

Utilities — 1.5%
AES Corp. (The), 2.45%, 1/15/31(1)	$2,342	$2,241,070
American Water Capital Corp., 2.95%, 9/1/27	1,426	1,520,771
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(7)	1,704	1,802,406
Southern Co. Gas Capital Corp.:
2.45%, 10/1/23	1,060	1,104,349
3.95%, 10/1/46	1,270	1,318,494

		$7,987,090

Total Corporate Bonds (identified cost $209,293,175)		$215,003,817

Preferred Securities — 1.0%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(7)	31,055	$648,428

		$648,428

Real Estate Management & Development — 0.4%
Brookfield Property Partners, L.P., Series A, 5.75%	85,000	$2,110,550

		$2,110,550

Security	Principal Amount (000’s omitted)	Value
Wireless Telecommunication Services — 0.5%
United States Cellular Corp., 5.50%	$93,600	$2,384,928

		$2,384,928

Total Preferred Securities (identified cost $5,117,107)		$5,143,906

Senior Floating-Rate Loans — 1.6%(11)

Borrower/Description	Principal Amount (000’s omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,222	$1,200,646

		$1,200,646

Drugs — 0.3%
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$1,800	$1,794,515

		$1,794,515

Electronics/Electrical — 0.3%
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$1,009	$1,009,891
MA FinanceCo., LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	76	75,201
Seattle Spinco, Inc., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	514	507,853

		$1,592,945

Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$631	$630,037

		$630,037

Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(12)	$761	$760,961

		$760,961

Insurance — 0.2%
Asurion, LLC:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$533	$531,647
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 12/23/26	249	248,076

		$779,723

Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$244	$242,129

		$242,129

Lodging and Casinos — 0.0%(13)
ESH Hospitality, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$142	$141,083

		$141,083

Borrower/Description	Principal Amount (000’s omitted)	Value
Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$494	$488,697
Level 3 Financing, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	250	246,770
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,000	991,181

		$1,726,648

Total Senior Floating-Rate Loans (identified cost $8,916,693)		$8,868,687

Sovereign Government Bonds — 1.3%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$7,000	$7,189,323

Total Sovereign Government Bonds (identified cost $7,191,985)		$7,189,323

Taxable Municipal Obligations — 2.1%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$1,460,888

		$1,460,888

Water and Sewer — 1.8%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	$820	$817,622
2.184%, 9/1/31	650	651,436
2.264%, 9/1/32	585	587,978
2.344%, 9/1/33	635	640,277
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	7,141,635

		$9,838,948

Total Taxable Municipal Obligations (identified cost $10,870,000)		$11,299,836

U.S. Treasury Obligations — 15.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$2,190,434
1.625%, 11/15/50	8,674	7,230,425
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(14)	6,693	7,637,701

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
0.125%, 1/31/23	14,169	14,162,912
0.125%, 8/15/23	2,111	2,106,423
0.25%, 5/31/25	3,310	3,247,291
0.375%, 11/30/25	1,414	1,383,345
0.375%, 12/31/25	12,408	12,119,611
0.375%, 1/31/26	8,006	7,808,352
0.50%, 2/28/26	3,144	3,082,839
0.625%, 8/15/30	1,127	1,021,520
0.875%, 11/15/30	9,773	9,040,025
1.125%, 2/29/28	5,780	5,679,753
1.125%, 2/15/31	4,071	3,846,777
1.875%, 2/15/51	4,746	4,212,817

Total U.S. Treasury Obligations (identified cost $86,903,902)		$84,770,225

Short-Term Investments — 5.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(15)	29,672,597	$29,672,597

Total Short-Term Investments (identified cost $29,672,597)		$29,672,597

Total Investments — 104.0% (identified cost $559,568,606)		$563,905,581

Other Assets, Less Liabilities — (4.0)%		$(21,567,066)

Net Assets — 100.0%		$542,338,515

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $156,587,847 or 28.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.

(3)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2021.

(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(6)	Step coupon security. Interest rate represents the rate in effect at March 31, 2021.

(7)	Security converts to variable rate after the indicated fixed-rate coupon period.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at March 31, 2021.

(10)	When-issued security.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)

The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)	Amount is less than 0.05%.

(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	74	Long	6/30/21	$16,333,765	$(15,997)
U.S. 5-Year Treasury Note	198	Long	6/30/21	24,432,891	(298,849)
U.S. Long Treasury Bond	46	Long	6/21/21	7,111,313	(250,257)
U.S. Ultra-Long Treasury Bond	135	Long	6/21/21	24,464,531	(1,285,871)
U.S. 10-Year Treasury Note	(5)	Short	6/21/21	(654,688)	4,289
U.S. Ultra 10-Year Treasury Note	(448)	Short	6/21/21	(64,372,000)	2,231,986

					$385,301

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PPTT	-	Preferred Pass-Through Trust

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.

At March 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $34,159,141, which represents 6.3% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated issuer/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.748%, 5/15/49(1)	$—	$—	$—	$—	$(12,938)	$1,037,057	$3,932	$993,200
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	—	—	—	—	(6,238)	995,296	4,816	1,745,000
Series 2019-BPR, Class A, 1.506%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)	—	—	—	—	1,800	2,454,191	3,297	2,521,000
Corporate Bonds
Morgan Stanley:
0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(4,546,503)	12,503	(21,490)	—	2,317	—
3.772% to 1/24/28, 1/24/29(1)	—	—	(1,142,216)	122,216	(125,574)	—	214	—
4.875%, 11/1/22(1)	—	—	(1,207,629)	50,463	(57,012)	—	3,679	—
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	52,287,209	74,283,350	(96,897,962)	—	—	29,672,597	6,512	29,672,597

				$185,182	$(221,452)	$34,159,141	$24,767

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$66,026,758	$—	$66,026,758
Agency Mortgage-Backed Securities	—	62,003,047	—	62,003,047
Collateralized Mortgage Obligations	—	31,713,839	—	31,713,839
Commercial Mortgage-Backed Securities	—	42,213,546	—	42,213,546
Corporate Bonds	—	215,003,817	—	215,003,817
Preferred Securities	5,143,906	—	—	5,143,906
Senior Floating-Rate Loans	—	8,868,687	—	8,868,687
Sovereign Government Bonds	—	7,189,323	—	7,189,323
Taxable Municipal Obligations	—	11,299,836	—	11,299,836
U.S. Treasury Obligations	—	84,770,225	—	84,770,225
Short-Term Investments	—	29,672,597	—	29,672,597
Total Investments	$5,143,906	$558,761,675	$—	$563,905,581
Futures Contracts	$2,236,275	$—	$—	$2,236,275
Total	$7,380,181	$558,761,675	$—	$566,141,856

Liability Description
Futures Contracts	$(1,850,974)	$—	$—	$(1,850,974)
Total	$(1,850,974)	$—	$—	$(1,850,974)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.